Financial Risk Management Objectives And Policies - Schedule of Financial Instruments Exposed to Liquidity Risk (Detail) - AUD ($)	Jun. 30, 2019	Jun. 30, 2018
Financial Assets
Financial assets	$ 31,963,593	$ 20,262,889
Financial Liabilities
Net maturity	26,330,031	16,775,307
Less than 6 months [member]
Financial Assets
Financial assets	31,963,593	20,262,889
Financial Liabilities
Net maturity	26,330,031	16,775,307
Trade and other payables [member]
Financial Liabilities
Financial liabilities	(5,633,562)	(3,487,582)
Trade and other payables [member] | Less than 6 months [member]
Financial Liabilities
Financial liabilities	(5,633,562)	(3,487,582)
Cash and cash equivalents [member]
Financial Assets
Financial assets	28,983,491	14,825,532
Cash and cash equivalents [member] | Less than 6 months [member]
Financial Assets
Financial assets	28,983,491	14,825,532
Trade and other receivables [member]
Financial Assets
Financial assets	2,980,102	5,437,357
Trade and other receivables [member] | Less than 6 months [member]
Financial Assets
Financial assets	$ 2,980,102	$ 5,437,357